OTHER ASSETS	12 Months Ended
Apr. 30, 2012
OTHER ASSETS

 NOTE 10.  OTHER ASSETS

Other assets represent the long-term restricted cash which included bank deposits placed as guarantee for the future payments of costs related to land subsidence, restoration, rehabilitation and environment protections required by the coal authority, amount of $87,570 and $798,111 of Yunnan and Guizhou province, respectively.